Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-11-09	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Nov. 09, 2023
Erroneous Compensation Analysis
Compensation Recovery (“Clawback”) Policy
Our Board has adopted the Company’s Policy for Recovery of Erroneously Awarded Compensation (“clawback policy”), effective as of November 9, 2023, applicable to our current and former executive officers, as defined in Exchange Act Rule
10D-1(d),
in accordance with SEC rules and the applicable Nasdaq listing standards. This clawback policy applies to incentive-based compensation that is granted, earned or vested wholly or in part upon attainment of one or more financial reporting measures (each, a “Financial Reporting Measure”) that is received by an executive officer (a) after beginning service as an executive officer, (b) who served as an executive officer at any time during the performance period for that compensation, (c) while the Company has a class of its securities listed on a national securities exchange or association and (d) during the three completed fiscal years immediately preceding the date on which the Company concludes, or reasonably should have concluded, that the Company is required to prepare a restatement with respect to any such Financial Reporting Measure. The clawback policy provides that, in the event of a restatement of our financial statements due to material noncompliance with financial reporting requirements, the administrator of the clawback policy will recover (subject to limited exceptions) the amount (as determined on a pre-tax
basis) of incentive-based compensation erroneously received by an executive officer (i.e., in the event that the amount of such compensation was calculated b
a
sed on the achievement of certain financial results that were subsequently revised due to the restatement, and the amount of the incentive-based compensation that would have been earned by such executive officer had the financial results been properly reported would have been lower than the amount actually paid).